Finance income and expense	12 Months Ended
Dec. 31, 2018
Finance income and expense
Finance income and expense

5. Finance income and expense

	Year ended December 31,
	2018	2017	2016
	$'m	$'m	$'m
Senior secured and senior notes	421	431	460
Other interest expense	24	6	7
Term loan	—	5	30
Interest expense	445	442	497
Net pension interest cost (Note 19)	21	24	28
Foreign currency translation losses/(gains)	7	24	(23)
(Gain)/loss on derivative financial instruments	(10)	28	—
Other finance income	—	(1)	(5)
Finance expense before exceptional items	463	517	497
Exceptional finance expense (Note 4)	22	132	185
Total finance expense	485	649	682
Exceptional finance income (Note 4)	—	—	(88)
Net finance expense	485	649	594